Item 1.    Schedule of Investments


 T. Rowe Price Institutional Mid-Cap Equity Growth Fund
 Unaudited                                                       March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                           Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  97.4%
 CONSUMER DISCRETIONARY  15.2%
 Auto Components  1.3%
 Gentex                                                101,000       3,222

 TRW *++*                                              104,000       1,920

                                                                     5,142

 Hotels, Restaurants & Leisure  2.3%
 Fairmont Hotels                                       129,000       4,275

 PF Chang's China Bistro *                             32,000        1,913

 The Cheesecake Factory *                              84,000        2,978

                                                                     9,166

 Household Durables  0.6%
 Garmin                                                56,000        2,594

                                                                     2,594

 Leisure Equipment & Products  1.2%
 Brunswick                                             103,000       4,826

                                                                     4,826

 Media  4.6%
 Catalina Marketing                                    63,000        1,632

 Citadel Broadcasting *                                259,000       3,556

 Cox Radio, Class A *                                  84,000        1,412

 Entercom Communications *                             38,000        1,350

 Getty Images *                                        16,000        1,138

 Rogers Communications, Class B                        144,000       3,922

 Scholastic *                                          54,000        1,992

 Univision Communications, Class A *                   77,100        2,135

 XM Satellite Radio Holdings, Class A *                45,000        1,417

                                                                     18,554

 Multiline Retail  1.3%
 Dollar General                                        76,000        1,665

 Family Dollar Stores                                  122,000       3,704

                                                                     5,369

 Specialty Retail  3.9%
 Best Buy                                              56,000        3,025

 O'Reilly Automotive *                                 51,000        2,526

 PETsMART                                              123,000       3,536

 Ross Stores                                           97,000        2,827

 Tiffany                                               52,000        1,795

 Williams-Sonoma *                                     63,000        2,315

                                                                     16,024

 Total Consumer Discretionary                                        61,675

 CONSUMER STAPLES  1.6%
 Beverages  0.7%
 Cott *                                                120,000       2,908

                                                                     2,908

 Food & Staples Retailing  0.9%
 Shoppers Drug Mart (CAD)                              52,000        1,735

 Whole Foods Market                                    19,000        1,940

                                                                     3,675

 Total Consumer Staples                                              6,583

 ENERGY  7.7%
 Energy Equipment & Services  3.6%
 BJ Services                                           104,000       5,395

 Diamond Offshore Drilling                             32,000        1,597

 FMC Technologies *                                    92,000        3,053

 Smith International                                   74,000        4,642

                                                                     14,687

 Oil & Gas  4.1%
 EOG Resources                                         84,000        4,094

 Murphy Oil                                            54,000        5,331

 Western Gas Resources                                 77,000        2,653

 XTO Energy                                            137,000       4,499

                                                                     16,577

 Total Energy                                                        31,264

 FINANCIALS  8.6%
 Capital Markets  3.6%
 AmeriTrade *                                          259,000       2,644

 Eaton Vance                                           128,000       3,000

 Federated Investors, Class B                          48,000        1,359

 Investors Financial Services                          35,000        1,712

 Legg Mason                                            39,000        3,048

 Waddell & Reed Financial, Class A                     136,000       2,685

                                                                     14,448

 Commercial Banks  0.2%
 Silicon Valley Bancshares *                           19,000        837

                                                                     837

 Consumer Finance  0.6%
 Moneygram International                               139,000       2,626

                                                                     2,626

 Diversified Financial Services  1.3%
 CapitalSource *                                       113,000       2,599

 Principal Financial Group                             68,000        2,617

                                                                     5,216

 Insurance  2.5%
 Assurant                                              128,000       4,314

 Axis Capital Holdings                                 68,000        1,839

 Protective Life                                       35,000        1,375

 Willis Group Holdings                                 73,000        2,691

                                                                     10,219

 Thrifts & Mortgage Finance  0.4%
 Radian                                                30,000        1,432

                                                                     1,432

 Total Financials                                                    34,778

 HEALTH CARE  18.9%
 Biotechnology  5.2%
 Abgenix *                                             72,000        504

 Alkermes *                                            72,000        747

 Amylin Pharmaceuticals *                              45,000        787

 Celgene *                                             37,000        1,260

 Cephalon *                                            70,000        3,278

 Eyetech Pharmaceuticals *                             21,000        578

 Gilead Sciences *                                     106,000       3,795

 Human Genome Sciences *                               74,000        682

 ImClone Systems *                                     21,000        724

 MedImmune *                                           220,000       5,238

 Neurocrine Biosciences *                              42,000        1,599

 Protein Design Labs *                                 62,000        991

 Vertex Pharmaceuticals *                              71,000        665

                                                                     20,848

 Health Care Equipment & Supplies  3.6%
 Bausch & Lomb                                         16,000        1,173

 Edwards Lifesciences *                                63,000        2,723

 Gen-Probe *                                           30,000        1,337

 INAMED *                                              18,000        1,258

 Invitrogen *                                          31,000        2,145

 Kinetic Concepts *                                    54,000        3,221

 Varian Medical Systems *                              33,000        1,131

 Waters Corporation *                                  45,000        1,610

                                                                     14,598

 Health Care Providers & Services  6.5%
 AmerisourceBergen                                     33,000        1,891

 Community Health System *                             77,000        2,688

 Coventry Health Care *                                32,000        2,181

 Davita *                                              31,000        1,297

 Health Management                                     143,000       3,744

 Laboratory Corporation of America *                   87,000        4,193

 Manor Care                                            127,000       4,618

 Omnicare                                              161,000       5,707

                                                                     26,319

 Pharmaceuticals  3.6%
 Andrx *                                               75,000        1,700

 Barr Pharmaceuticals *                                81,000        3,955

 Elan ADR *                                            108,000       350

 IVAX *                                                200,000       3,954

 Sepracor *                                            21,000        1,206

 Taro Pharmaceuticals *                                39,000        1,231

 Valeant Pharmaceuticals                               103,000       2,320

                                                                     14,716

 Total Health Care                                                   76,481

 INDUSTRIALS & BUSINESS SERVICES  15.3%
 Aerospace & Defense  3.5%
 Alliant Techsystems *                                 72,000        5,145

 Goodrich                                              60,000        2,297

 Precision Castparts                                   3,000         231

 Rockwell Collins                                      134,000       6,377

                                                                     14,050

 Air Freight & Logistics  0.8%
 C.H. Robinson Worldwide                               43,000        2,216

 Expeditors International of Washington                21,000        1,124

                                                                     3,340

 Airlines  1.2%
 JetBlue Airways *                                     106,000       2,018

 Southwest Airlines                                    199,000       2,834

                                                                     4,852

 Building Products  0.9%
 American Standard                                     77,000        3,579

                                                                     3,579

 Commercial Services & Supplies  4.0%
 Apollo Group, Class A *                               22,000        1,629

 ChoicePoint *                                         131,000       5,255

 Education Management *                                74,000        2,068

 Manpower                                              96,000        4,178

 Robert Half International                             71,000        1,914

 Viad                                                  40,000        1,076

                                                                     16,120

 Industrial Conglomerates  2.0%
 Roper Industries                                      87,000        5,699

 Teleflex                                              51,000        2,610

                                                                     8,309

 Machinery  2.8%
 Danaher                                               61,000        3,258

 ITT Industries                                        42,000        3,790

 Oshkosh Truck                                         52,000        4,264

                                                                     11,312

 Trading Companies & Distributors  0.1%
 MSC Industrial Direct                                 18,000        550

                                                                     550

 Total Industrials & Business Services                               62,112

 INFORMATION TECHNOLOGY  25.8%
 Communications Equipment  2.9%
 ADTRAN                                                126,000       2,223

 Comverse Technology *                                 64,000        1,614

 Harris                                                174,000       5,681

 Juniper Networks *                                    70,000        1,544

 Research In Motion *                                  11,000        841

                                                                     11,903

 Computers & Peripherals  0.8%
 Diebold                                               55,000        3,017

                                                                     3,017

 Electronic Equipment & Instruments  3.5%
 CDW                                                   59,000        3,344

 Dolby Laboratories, Class A *                         79,000        1,856

 Flextronics *                                         240,000       2,890

 FLIR Systems *                                        82,000        2,485

 Jabil Circuit *                                       128,000       3,650

                                                                     14,225

 Internet Software & Services  2.6%
 CNET Networks *                                       186,000       1,756

 IAC/InterActiveCorp *                                 63,000        1,403

 Monster Worldwide *                                   98,000        2,749

 VeriSign *                                            156,000       4,477

                                                                     10,385

 IT Services  6.4%
 CACI International, Class A *                         51,000        2,817

 Certegy                                               128,000       4,431

 Checkfree *                                           66,000        2,690

 DST Systems *                                         93,000        4,295

 Fiserv *                                              55,000        2,189

 Global Payments                                       48,000        3,096

 Hewitt Associates, Class A *                          36,000        958

 Iron Mountain *                                       122,000       3,518

 SunGard Data Systems *                                58,000        2,001

                                                                     25,995

 Semiconductor & Semiconductor Equipment  4.4%
 AMIS Holdings *                                       93,000        1,050

 Integrated Circuit Systems *                          81,000        1,549

 Intersil Holding, Class A                             170,000       2,945

 Microchip Technology                                  131,000       3,407

 Novellus Systems *                                    115,000       3,074

 PMC-Sierra *                                          148,000       1,302

 Semtech *                                             74,000        1,322

 Xilinx                                                114,000       3,332

                                                                     17,981

 Software  5.2%
 Activision *                                          104,000       1,539

 Adobe Systems                                         32,000        2,150

 Cadence Design Systems *                              237,000       3,543

 Intuit *                                              26,000        1,138

 Jack Henry & Associates                               86,000        1,547

 Macromedia *                                          24,000        804

 McAfee *                                              147,000       3,316

 Mercury Interactive *                                 55,000        2,606

 NAVTEQ *                                              78,000        3,381

 Red Hat *                                             110,000       1,200

                                                                     21,224

 Total Information Technology                                        104,730

 MATERIALS  1.9%
 Chemicals  0.9%
 Potash Corp./Saskatchewan                             39,000        3,413

                                                                     3,413

 Metals & Mining  1.0%
 Newmont Mining                                        64,000        2,704

 Nucor                                                 26,000        1,497

                                                                     4,201

 Total Materials                                                     7,614

 TELECOMMUNICATION SERVICES  2.4%
 Diversified Telecommunication Services  0.6%
 Telus (CAD)                                           84,000        2,700

                                                                     2,700

 Wireless Telecommunication Services  1.8%
 Crown Castle International *                          199,000      3,196

 Nextel Partners, Class A *                            182,000      3,997

                                                                    7,193

 Total Telecommunication Services                                   9,893

 Total Common Stocks (Cost  $279,424)                               395,130

 SHORT-TERM INVESTMENTS  3.0%
 Money Market Fund  3.0%
 T. Rowe Price Government Reserve Investment Fund,     12,235,135   12,235
2.56% #+
 Total Short-Term Investments (Cost  $12,235)                       12,235

 Total Investments in Securities
 100.4% of Net Assets (Cost $291,659)                            $  407,365


 (1) Denominated in U.S. dollars unless otherwise noted
  #  Seven-day yield
  *  Non-income producing
  +  Affiliated company - See Note 4
  * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 ADR American Depository Receipts


 ++Restricted Securities
 Amounts in (000s)
 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $1,920 and represents 0.5% of net assets.
                        Acquisition         Acquisition
 Description            Date                Cost
 TRW                    3/8/05              $ 2,044
 Totals                                     $ 2,044

 The fund has registration rights for certain restricted securities held as of March 31, 2005. Any costs related to such registration are borne by the issuer.

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Institutional Mid-Cap Equity Growth Fund Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Mid-Cap Equity Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $291,659,000. Net unrealized gain aggregated $115,706,000 at period-end, of which $128,589,000 related to appreciated investments and $12,883,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $60,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $12,235,000 and $5,589,000, respectively.



 T. Rowe Price Institutional Large-Cap Value Fund Unaudited March 31, 2005 PORTFOLIO OF INVESTMENTS (1) Shares/$ Par Value
 (Cost and value in $ 000s)

 COMMON STOCKS  98.3%
 CONSUMER DISCRETIONARY  13.1%
 Automobiles  0.6%
 GM                                                    17,000        499

                                                                     499

 Hotels, Restaurants & Leisure  0.7%
 McDonald's                                            17,400        542

                                                                     542

 Household Durables  1.2%
 Newell Rubbermaid                                     44,300        972

                                                                     972

 Media  8.8%
 Comcast, Class A *                                    41,600        1,389

 Disney                                                35,700        1,026

 Dow Jones                                             17,250        645

 Liberty Media, Class A *                              120,700       1,252

 Liberty Media International, Series A *               5,294         232

 New York Times, Class A                               20,900        764

 Time Warner *                                         88,250        1,549

 Viacom, Class B                                       14,400        501

                                                                     7,358

 Multiline Retail  0.9%
 May Department Stores                                 19,400        718

                                                                     718

 Specialty Retail  0.9%
 Home Depot                                            20,500        784

                                                                     784

 Total Consumer Discretionary                                        10,873

 CONSUMER STAPLES  4.4%
 Beverages  1.4%
 Coca-Cola                                             28,800        1,200

                                                                     1,200

 Food Products  1.9%
 Campbell Soup                                         26,850        779

 General Mills                                         16,100        792

                                                                     1,571

 Tobacco  1.1%
 Altria Group                                          14,100        922

                                                                     922

 Total Consumer Staples                                              3,693

 ENERGY  10.8%
 Energy Equipment & Services  1.6%
 Baker Hughes                                          29,900        1,330

                                                                     1,330

 Oil & Gas  9.2%
 Amerada Hess                                          7,300         702

 ChevronTexaco                                         41,500        2,420

 ExxonMobil                                            71,100        4,238

 Marathon Oil                                          5,800         272

                                                                     7,632

 Total Energy                                                        8,962

 FINANCIALS  28.5%
 Capital Markets  6.7%
 Charles Schwab                                        51,500        541

 Franklin Resources                                    12,000        824

 Mellon Financial                                      33,600        959

 Merrill Lynch                                         17,250        976

 Morgan Stanley                                        23,100        1,323

 State Street                                          22,800        997

                                                                     5,620

 Commercial Banks  6.2%
 Bank of America                                       55,500        2,447

 Comerica                                              9,800         540

 SunTrust                                              8,600         620

 U.S. Bancorp                                          53,750        1,549

                                                                     5,156

 Consumer Finance  1.5%
 American Express                                      23,840        1,225

                                                                     1,225

 Diversified Financial Services  6.9%
 Citigroup                                             67,633        3,039

 J.P. Morgan Chase                                     79,786        2,761

                                                                     5,800

 Insurance  6.2%
 American International Group                          7,400         412

 Marsh & McLennan                                      37,100        1,129

 Prudential                                            18,750        1,076

 Safeco                                                16,550        806

 St. Paul Companies                                    29,100        1,069

 UnumProvident                                         38,750        659

                                                                     5,151

 Thrifts & Mortgage Finance  1.0%
 Freddie Mac                                           12,800        809

                                                                     809

 Total Financials                                                    23,761

 HEALTH CARE  5.6%
 Pharmaceuticals  5.6%
 Bristol Myers Squibb                                  26,500        675

 Johnson & Johnson                                     16,400        1,101

 Merck                                                 43,300        1,402

 Schering-Plough                                       31,500        572

 Wyeth                                                 22,250        938

 Total Health Care                                                   4,688

 INDUSTRIALS & BUSINESS SERVICES  15.1%
 Aerospace & Defense  4.5%
 Honeywell International                               39,400        1,466

 Lockheed Martin                                       17,500        1,069

 Raytheon                                              20,750        803

 Rockwell Collins                                      7,700         366

                                                                     3,704

 Commercial Services & Supplies  1.2%
 Waste Management                                      35,400        1,021

                                                                     1,021

 Industrial Conglomerates  6.6%
 GE                                                    131,100       4,728

 Tyco International                                    22,250        752

                                                                     5,480

 Road & Rail  2.8%
 CSX                                                   23,900        996

 Union Pacific                                         19,200        1,338

                                                                     2,334

 Total Industrials & Business Services                               12,539

 INFORMATION TECHNOLOGY  5.0%
 Communications Equipment  0.7%
 Motorola                                              36,200        542

                                                                     542

 Computers & Peripherals  1.7%
 Hewlett-Packard                                       62,834        1,378

                                                                     1,378

 Semiconductor & Semiconductor Equipment  1.1%
 Texas Instruments                                     37,500        956

                                                                     956

 Software  1.5%
 Microsoft                                             51,800        1,252

                                                                     1,252

 Total Information Technology                                        4,128

 MATERIALS  5.2%
 Chemicals  3.0%
 Dow Chemical                                          13,350        665

 DuPont                                                21,640        1,109

 Hercules *                                            47,350        686

                                                                     2,460

 Metals & Mining  0.9%
 Nucor                                                 13,200        760

                                                                     760

 Paper & Forest Products  1.3%
 International Paper                                   29,800        1,096

                                                                     1,096

 Total Materials                                                     4,316

 TELECOMMUNICATION SERVICES  6.2%
 Diversified Telecommunication Services  6.2%
 Alltel                                                14,300        784

 AT&T                                                  24,880        466

 Qwest Communications International *                  193,200       715

 SBC Communications                                    18,300        434

 Sprint                                                48,250        1,098

 Verizon Communications                                46,900        1,665

 Total Telecommunication Services                                    5,162

 UTILITIES  4.4%
 Electric Utilities  1.2%
 FirstEnergy                                           23,100        969

                                                                     969

 Gas Utilities  1.6%
 NiSource                                              59,700        1,361

                                                                     1,361

 Multi-Utilities & Unregulated Power  1.6%
 Duke Energy                                           48,450        1,357

                                                                     1,357

 Total Utilities                                                     3,687

 Total Common Stocks (Cost  $73,359)                                 81,809

 SHORT-TERM INVESTMENTS  3.1%
 Money Market Fund  2.9%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       2,460,348     2,460

                                                                     2,460

 U.S. Treasury Obligations  0.2%
 U.S. Treasury Bills, 2.66%, 4/28/05                   145,000       145

                                                                     145

 Total Short-Term Investments (Cost  $2,605)                         2,605

 Total Investments in Securities
 101.4% of Net Assets (Cost $75,964)                               $ 84,414


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company - See Note 3

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Institutional Large-Cap Value Fund Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Value Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $75,964,000. Net unrealized gain aggregated $8,450,000 at period-end, of which $9,919,000 related to appreciated investments and $1,469,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $13,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $2,460,000 and $1,140,000, respectively.



 T. Rowe Price Institutional Small-Cap Stock Fund
 Unaudited                                                     March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS  97.5%
 CONSUMER DISCRETIONARY  12.6%
 Auto Components  0.7%
 Keystone Automotive *                                 47,100        1,091

 Strattec Security *                                   17,500        937

 TRW *                                                 38,900        756

                                                                     2,784

 Automobiles  0.0%
 Winnebago                                             7,000         221

                                                                     221

 Hotels, Restaurants & Leisure  3.8%
 Applebee's                                            50,637        1,396

 BJ's Restaurants *                                    48,100        933

 CEC Entertainment *                                   27,200        995

 Great Wolf Resorts *                                  23,900        596

 Panera Bread, Class A *                               37,800        2,137

 PF Chang's China Bistro *                             26,500        1,585

 Red Robin Gourmet Burgers *                           19,900        1,013

 Ruby Tuesday                                          29,700        721

 Sonic *                                               88,700        2,963

 Texas Roadhouse, Class A *                            6,900         194

 The Cheesecake Factory *                              85,450        3,029

                                                                     15,562

 Household Durables  0.6%
 Jarden *                                              57,250        2,627

                                                                     2,627

 Internet & Catalog Retail  0.5%
 J. Jill Group *                                       77,100        1,061

 priceline.com *                                       38,700        975

                                                                     2,036

 Leisure Equipment & Products  2.0%
 Brunswick                                             80,300        3,762

 MarineMax *                                           48,000        1,497

 Polaris Industries                                    20,400        1,433

 SCP Pool                                              51,012        1,625

                                                                     8,317

 Media  1.6%
 Emmis Communications *                                43,400        834

 Entercom Communications *                             30,200        1,073

 Getty Images *                                        12,500        889

 Scholastic *                                          91,200        3,364

 Young Broadcasting *                                  34,500        298

                                                                     6,458

 Multiline Retail  0.1%
 Big Lots *                                            48,100        578

                                                                     578

 Specialty Retail  2.9%
 AC Moore Arts & Crafts *                              18,900        504

 AnnTaylor Stores *                                    142,950       3,658

 Christopher & Banks                                   64,075        1,128

 Gymboree *                                            67,400        845

 Hot Topic *                                           90,700        1,982

 Linens 'n Things *                                    48,200        1,197

 Monro Muffler Brake *                                 54,200        1,399

 Select Comfort *                                      31,100        635

 The Finish Line, Class A                              30,300        701

                                                                     12,049

 Textiles, Apparel, & Luxury Goods  0.4%
 Culp *                                                18,200        107

 Unifi *                                               44,800        150

 Warnaco Group *                                       57,800        1,390

                                                                     1,647

 Total Consumer Discretionary                                        52,279

 CONSUMER STAPLES  1.9%
 Food & Staples Retailing  1.4%
 Casey's General Stores                                161,100       2,895

 Performance Food Group *                              80,200        2,220

 Wild Oats Markets *                                   71,200        757

                                                                     5,872

 Food Products  0.3%
 American Italian Pasta, Class A                       21,500        589

 Seneca Foods, Class A *                               19,000        322

 Seneca Foods, Class B *                               7,100         123

                                                                     1,034

 Personal Products  0.2%
 Chattem *                                             17,400        774

                                                                     774

 Total Consumer Staples                                              7,680

 ENERGY  7.5%
 Energy Equipment & Services  5.3%
 Atwood Oceanics *                                     19,500        1,298

 FMC Technologies *                                    115,200       3,822

 Grant Prideco *                                       220,500       5,327

 Hanover Compressor *                                  114,600       1,383

 Hydril *                                              26,900        1,571

 Key Energy Services *                                 54,700        628

 Lone Star Technologies *                              24,000        946

 National Oilwell Varco *                              51,000        2,382

 Seacor Holdings *                                     59,200        3,774

 W-H Energy Services *                                 31,900        764

                                                                     21,895

 Oil & Gas  2.2%
 Bill Barrett *                                        32,500        940

 Forest Oil *                                          103,000       4,171

 Noble Energy                                          56,600        3,850

                                                                     8,961

 Total Energy                                                        30,856

 FINANCIALS  16.2%
 Capital Markets  2.0%
 Affiliated Managers Group *                           37,000        2,295

 Investors Financial Services                          49,100        2,402

 National Financial Partners                           23,400        931

 Piper Jaffray *                                       66,800        2,444

                                                                     8,072

 Commercial Banks  5.4%
 Boston Private Financial                              39,900        948

 Cascade Bancorp                                       2,400         46

 Chittenden                                            132,250       3,448

 Citizens Banking                                      98,600        2,895

 Glacier Bancorp                                       40,618        1,239

 Pinnacle Financial Partners *                         10,600        220

 Provident Bankshares                                  59,800        1,971

 Sandy Spring Bancorp                                  40,600        1,312

 Signature Bank *                                      7,500         199

 Southwest Bancorp of Texas                            159,208       2,921

 Texas Capital Bancshares *                            47,000        987

 Valley National Bancorp                               100,254       2,584

 WestAmerica                                           71,700        3,712

                                                                     22,482

 Insurance  5.6%
 Aspen Insurance Holdings                              83,700        2,110

 Assured Guaranty                                      128,600       2,308

 Bristol West Holdings                                 66,700        1,034

 Brown & Brown                                         14,500        668

 Harleysville Group                                    16,100        320

 Horace Mann Educators                                 116,500       2,067

 Infinity Property & Casualty                          67,300        2,104

 Markel *                                              7,500         2,589

 Ohio Casualty *                                       164,300       3,776

 PartnerRe                                             42,800        2,765

 Selective Insurance                                   41,400        1,914

 W. R. Berkley                                         29,950        1,485

                                                                     23,140

 Real Estate  2.8%
 Arden Realty, REIT                                    48,700        1,649

 EastGroup Properties, REIT                            61,500        2,319

 Equity Lifestyle Properties, REIT                     21,200        747

 Essex Property Trust, REIT                            7,900         546

 Gables Residential Trust, REIT                        52,200        1,738

 LaSalle Hotel Properties, REIT                        32,600        947

 Parkway Properties, REIT                              29,200        1,364

 Reckson Associates Realty, REIT                       17,884        549

 Washington SBI, REIT                                  63,900        1,837

                                                                     11,696

 Thrifts & Mortgage Finance  0.4%
 Harbor Florida Bancshares                             21,700        740

 Triad Guaranty *                                      19,500        1,026

                                                                     1,766

 Total Financials                                                    67,156

 HEALTH CARE  14.3%
 Biotechnology  3.3%
 Abgenix *                                             13,500        95

 Alexion Pharmaceutical *                              24,300        527

 Alkermes *                                            50,700        526

 Amylin Pharmaceuticals *                              22,700        397

 Anadys Pharmaceuticals *                              41,000        302

 Cephalon *                                            25,276        1,184

 Cubist Pharmaceuticals *                              74,000        786

 CV Therapeutics *                                     10,200        208

 Cytogen *                                             28,400        164

 Cytokinetics *                                        4,800         32

 deCode Genetics *                                     44,200        252

 Dynavax Technologies *                                30,400        142

 Exelixis *                                            72,600        492

 InterMune *                                           71,400        785

 Martek Biosciences *                                  34,000        1,979

 Memory Pharmaceuticals *                              26,300        115

 Myriad Genetics *                                     69,300        1,274

 Neurocrine Biosciences *                              30,300        1,153

 NPS Pharmaceuticals *                                 20,700        261

 ONYX Pharmaceuticals *                                34,900        1,094

 Rigel Pharmaceuticals *                               30,800        494

 Trimeris *                                            27,600        311

 Vertex Pharmaceuticals *                              105,062       983

                                                                     13,556

 Health Care Equipment & Supplies  4.6%
 Advanced Neuromodulation Systems *                    72,800        1,952

 Analogic                                              28,400        1,228

 DJ Orthopedics *                                      51,800        1,298

 Edwards Lifesciences *                                38,800        1,677

 Integra LifeSciences *                                58,500        2,060

 Matthews International, Class A                       85,200        2,791

 NuVasive *                                            26,100        337

 ResMed *                                              81,300        4,585

 Steris *                                              69,300        1,750

 Thoratec *                                            42,400        518

 Wilson Greatbatch Technologies *                      32,100        586

 Wright Medical Group *                                14,900        358

                                                                     19,140

 Health Care Providers & Services  5.2%
 Accredo Health *                                      79,000        3,508

 Henry Schein *                                        87,800        3,147

 LabOne *                                              25,400        876

 LCA-Vision                                            19,700        656

 Lifeline Systems *                                    48,400        1,467

 LifePoint Hospitals *                                 8,800         386

 Odyssey Healthcare *                                  57,200        672

 Sunrise Senior Living *                               89,400        4,345

 Symbion *                                             57,000        1,218

 United Surgical Partners International *              71,400        3,268

 VistaCare, Class A *                                  8,000         164

 WellChoice *                                          30,500        1,626

                                                                     21,333

 Pharmaceuticals  1.2%
 Able Laboratories *                                   15,600        366

 Atherogenics *                                        50,400        660

 Eon Labs *                                            30,400        919

 Inspire Pharmaceuticals *                             80,100        654

 Medicines Company *                                   28,200        639

 Nektar Therapeutics *                                 16,100        224

 Noven Pharmaceuticals *                               73,000        1,238

 Theravance *                                          10,200        186

                                                                     4,886

 Total Health Care                                                   58,915

 INDUSTRIALS & BUSINESS SERVICES  15.1%
 Aerospace & Defense  1.2%
 Armor Holdings *                                      98,900        3,668

 Mercury Computer Systems *                            36,200        998

 MTC Technologies *                                    3,900         127

                                                                     4,793

 Air Freight & Logistics  1.3%
 EGL *                                                 82,300        1,876

 Pacer International *                                 41,100        982

 Ryder System                                          15,700        655

 UTi Worldwide                                         27,600        1,917

                                                                     5,430

 Airlines  0.2%
 Frontier Airlines *                                   59,500        623

 Midwest Express Holdings *                            50,800        122

                                                                     745

 Building Products  0.4%
 Quixote                                               7,800         169

 Trex *                                                36,900        1,639

                                                                     1,808

 Commercial Services & Supplies  5.4%
 Angelica                                              34,000        952

 Central Parking                                       97,800        1,680

 Consolidated Graphics *                               67,500        3,551

 Education Management *                                15,000        419

 Electro Rent *                                        39,100        525

 First Advantage, Class A *                            19,200        403

 G & K Services, Class A                               64,800        2,611

 Herman Miller                                         110,500       3,328

 Intersections *                                       6,100         89

 KForce *                                              88,300        970

 LECG *                                                69,800        1,368

 Resources Global Professionals *                      100,000       2,093

 Ritchie Brothers Auctioneers                          23,300        736

 Tetra Tech *                                          113,625       1,434

 Waste Connections *                                   44,800        1,557

 West Corporation *                                    25,800        826

                                                                     22,542

 Construction & Engineering  0.2%
 Insituform Technologies *                             54,300        788

                                                                     788

 Electrical Equipment  1.1%
 A.O. Smith                                            114,900       3,317

 Artesyn Technologies *                                83,200        725

 Baldor Electric                                       5,100         131

 Woodward Governor                                     6,000         430

                                                                     4,603

 Machinery  3.9%
 3-D Systems *                                         2,100         40

 Actuant, Class A *                                    60,460        2,716

 Cascade                                               23,400        819

 Graco                                                 67,100        2,708

 Harsco                                                75,800        4,519

 IDEX                                                  29,300        1,182

 Lindsay Manufacturing                                 73,600        1,404

 Toro                                                  33,100        2,929

                                                                     16,317

 Road & Rail  1.2%
 Genesee & Wyoming, Class A *                          8,400         218

 Heartland Express                                     57,934        1,110

 Knight Transportation                                 86,600        2,136

 Overnite                                              42,300        1,353

                                                                     4,817

 Trading Companies & Distributors  0.2%
 Interline Brands *                                    37,300        713

                                                                     713

 Total Industrials & Business Services                               62,556

 INFORMATION TECHNOLOGY  21.7%
 Communications Equipment  2.4%
 ADTRAN                                                115,000       2,029

 Belden CDT                                            126,000       2,798

 Black Box                                             37,600        1,407

 F5 Networks *                                         23,700        1,197

 IXIA *                                                38,800        690

 Packeteer *                                           32,200        495

 Riverstone Networks *                                 156,400       164

 Sirf Technology Holdings *                            62,600        699

 Tekelec *                                             28,100        448

                                                                     9,927

 Computers & Peripherals  1.0%
 Emulex *                                              70,700        1,332

 Gateway *                                             478,900       1,930

 Synaptics *                                           32,500        754

                                                                     4,016

 Electronic Equipment & Instruments  2.7%
 Applied Films *                                       6,000         139

 Cogent *                                              15,700        395

 Digital Theater Systems *                             32,400        587

 Global Imaging Systems *                              52,700        1,869

 KEMET *                                               127,900       991

 Littelfuse *                                          58,800        1,685

 Methode Electronics                                   86,400        1,046

 Newport *                                             60,400        875

 Orbotech *                                            27,100        593

 Plexus *                                              131,600       1,515

 Woodhead Industries                                   94,100        1,280

                                                                     10,975

 Internet Software & Services  0.5%
 Digital Insight *                                     75,700        1,242

 MatrixOne *                                           108,000       515

 WebSideStory *                                        11,600        142

                                                                     1,899

 IT Services  3.8%
 BISYS Group *                                         75,800        1,189

 CACI International, Class A *                         44,800        2,474

 Global Payments                                       57,100        3,682

 Iron Mountain *                                       116,625       3,363

 Maximus                                               71,300        2,388

 MPS Group *                                           166,300       1,748

 RightNow Technologies *                               86,500        1,061

                                                                     15,905

 Semiconductor & Semiconductor Equipment  4.9%
 AMIS Holdings *                                       44,600        503

 Atheros Communications *                              13,300        137

 ATMI *                                                57,400        1,437

 Brooks-Pri Automation *                               81,100        1,231

 Cabot Microelectronics *                              37,700        1,183

 Credence Systems *                                    89,200        706

 Cymer *                                               86,500        2,316

 Cypress Semiconductor *                               34,700        437

 Entegris *                                            97,100        960

 Exar *                                                83,100        1,114

 FEI *                                                 15,400        356

 Lattice Semiconductor *                               142,800       767

 Microsemi *                                           32,300        526

 MKS Instruments *                                     104,800       1,664

 Mykrolis *                                            111,200       1,590

 PDF Solutions *                                       70,700        990

 Power Integrations *                                  54,600        1,141

 Semtech *                                             118,800       2,123

 Silicon Laboratories *                                41,500        1,233

                                                                     20,414

 Software  6.4%
 Altiris *                                             52,900        1,262

 Blackbaud                                             8,800         111

 Catapult Communications *                             23,900        510

 CCC Information Services *                            23,300        532

 Concord Communications *                              33,500        339

 FactSet Research Systems                              86,500        2,855

 FileNet *                                             104,100       2,371

 Hyperion Solutions *                                  32,600        1,438

 Internet Security Systems *                           62,500        1,144

 Jack Henry & Associates                               174,200       3,134

 Kronos *                                              64,000        3,271

 Magma Design Automation *                             34,200        406

 Mercury Interactive *                                 15,800        749

 Motive *                                              49,300        493

 NetIQ *                                               92,408        1,056

 Open Solutions *                                      23,600        468

 Progress Software *                                   64,400        1,689

 Quest Software *                                      94,100        1,302

 Red Hat *                                             56,400        615

 RSA Security *                                        78,000        1,236

 SPSS *                                                37,200        647

 Verisity *                                            22,600        270

 Verity *                                              78,300        740

                                                                     26,638

 Total Information Technology                                        89,774

 MATERIALS  6.3%
 Chemicals  4.4%
 Airgas                                                193,600       4,625

 Arch Chemicals                                        80,700        2,298

 Ferro                                                 121,200       2,281

 MacDermid                                             22,600        735

 Material Sciences *                                   54,000        726

 Minerals Technologies                                 66,500        4,374

 Mosaic *                                              144,800       2,470

 Symyx Technologies *                                  36,600        807

                                                                     18,316

 Containers & Packaging  0.3%
 Chesapeake Corp.                                      47,500        998

 Smurfit-Stone Container *                             18,100        280

                                                                     1,278

 Metals & Mining  1.3%
 Gibraltar Industries                                  31,350        688

 Lihir Gold (AUD) *                                    552,600       457

 Meridian Gold *                                       114,500       1,928

 Steel Dynamics                                        60,800        2,095

                                                                     5,168

 Paper & Forest Products  0.3%
 Buckeye Technologies *                                123,400       1,333

                                                                     1,333

 Total Materials                                                     26,095

 TELECOMMUNICATION SERVICES  1.0%
 Diversified Telecommunication Services  0.0%
 Arbinet Holdings *                                    3,700         70

                                                                     70

 Wireless Telecommunication Services  1.0%
 SBA Communications *                                  9,000         82

 Spectrasite *                                         55,700        3,229

 Western Wireless, Class A *                           18,900        718

                                                                     4,029

 Total Telecommunication Services                                    4,099

 UTILITIES  0.9%
 Electric Utilities  0.9%
 Black Hills                                           29,000        959

 Cleco                                                 51,700        1,101

 El Paso Electric *                                    36,500        693

 Unisource Energy                                      30,500        945

 Total Utilities                                                     3,698

 Total Common Stocks (Cost  $303,561)                                403,108

 SHORT-TERM INVESTMENTS  0.9%
 Money Market Fund  0.9%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       3,608,094     3,608

 Total Short-Term Investments (Cost  $3,608)                         3,608

 Total Investments in Securities
 98.4% of Net Assets (Cost $307,169)                             $   406,716


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company - See Note 3
 AUD  Australian dollar
 REIT Real Estate Investment Trust

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Institutional Small-Cap Stock Fund Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Small-Cap Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $307,169,000. Net unrealized gain aggregated $99,547,000 at period-end, of which $118,757,000 related to appreciated investments and $19,210,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $67,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $3,608,000 and $13,004,000, respectively.



 T. Rowe Price Institutional Large-Cap Growth Fund
 Unaudited                                                     March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                         Shares         Value
 (Cost and value in $ 000s)

 COMMON STOCKS  98.7%
 CONSUMER DISCRETIONARY  12.3%
 Hotels, Restaurants & Leisure  3.7%
 Carnival                                              19,650        1,018

 International Game Technology                         37,800        1,008

                                                                     2,026

 Internet & Catalog Retail  0.8%
 eBay *                                                12,400        462

                                                                     462

 Media  4.3%
 Liberty Media, Class A *                              65,900        683

 Rogers Communications, Class B                        39,500        1,076

 Scripps, Class A                                      12,300        600

                                                                     2,359

 Multiline Retail  2.9%
 Kohl's *                                              16,000        826

 Target                                                15,200        760

                                                                     1,586

 Specialty Retail  0.6%
 PETsMART                                              11,400        328

                                                                     328

 Total Consumer Discretionary                                        6,761

 CONSUMER STAPLES  6.6%
 Food & Staples Retailing  6.6%
 Sysco                                                 28,500        1,020

 Wal-Mart                                              34,500        1,729

 Walgreen                                              19,400        862

 Total Consumer Staples                                              3,611

 ENERGY  3.1%
 Energy Equipment & Services  3.1%
 Schlumberger                                          9,700         684

 Transocean *                                          20,000        1,029

 Total Energy                                                        1,713

 FINANCIALS  12.6%
 Capital Markets  6.9%
 AmeriTrade *                                          63,100        644

 Franklin Resources                                    13,400        920

 Morgan Stanley                                        16,100        922

 State Street                                          29,600        1,294

                                                                     3,780

 Consumer Finance  1.2%
 SLM Corporation                                       13,700        683

                                                                     683

 Diversified Financial Services  2.6%
 Citigroup                                             31,700        1,424

                                                                     1,424

 Insurance  1.9%
 American International Group                          19,400        1,075

                                                                     1,075

 Total Financials                                                    6,962

 HEALTH CARE  13.2%
 Biotechnology  5.0%
 Amgen *                                               13,200        768

 Genentech *                                           14,000        793

 Gilead Sciences *                                     33,500        1,199

                                                                     2,760

 Health Care Equipment & Supplies  1.7%
 Medtronic                                             18,400        938

                                                                     938

 Health Care Providers & Services  6.5%
 UnitedHealth Group                                    21,900        2,089

 WellPoint *                                           12,000        1,504

                                                                     3,593

 Total Health Care                                                   7,291

 INDUSTRIALS & BUSINESS SERVICES  11.4%
 Airlines  0.7%
 Southwest Airlines                                    25,100        357

                                                                     357

 Commercial Services & Supplies  2.5%
 Apollo Group, Class A *                               13,900        1,029

 ChoicePoint *                                         9,200         369

                                                                     1,398

 Industrial Conglomerates  5.9%
 GE                                                    62,200        2,243

 Tyco International                                    29,700        1,004

                                                                     3,247

 Machinery  2.3%
 Danaher                                               24,000        1,282

                                                                     1,282

 Total Industrials & Business Services                               6,284

 INFORMATION TECHNOLOGY  34.3%
 Communications Equipment  5.1%
 Cisco Systems *                                       21,600        386

 Corning *                                             86,400        961

 Juniper Networks *                                    40,200        887

 Research In Motion *                                  7,600         581

                                                                     2,815

 Computers & Peripherals  4.2%
 Dell *                                                41,500        1,594

 EMC *                                                 59,700        736

                                                                     2,330

 Internet Software & Services  5.1%
 Google, Class A *                                     3,350         605

 IAC/InterActiveCorp *                                 37,800        842

 Yahoo! *                                              39,800        1,349

                                                                     2,796

 IT Services  3.5%
 Accenture, Class A *                                  35,300        853

 Affiliated Computer Services, Class A *               10,200        543

 Automatic Data Processing                             12,000        539

                                                                     1,935

 Semiconductor & Semiconductor Equipment  9.7%
 Analog Devices                                        34,000        1,229

 Intel                                                 69,100        1,605

 Marvell Technology Group *                            16,500        633

 Maxim Integrated Products                             16,100        658

 Xilinx                                                42,600        1,245

                                                                     5,370

 Software  6.7%
 Mercury Interactive *                                 8,600         408

 Microsoft                                             84,200        2,035

 Oracle *                                              64,700        807

 Red Hat *                                             39,600        432

                                                                     3,682

 Total Information Technology                                        18,928

 MATERIALS  0.7%
 Chemicals  0.7%
 Monsanto                                              5,600         361

 Total Materials                                                     361

 TELECOMMUNICATION SERVICES  4.5%
 Wireless Telecommunication Services  4.5%
 Nextel Communications, Class A *                      47,800        1,358

 Nextel Partners, Class A *                            52,300        1,149

 Total Telecommunication Services                                    2,507

 Total Common Stocks (Cost  $50,789)                                 54,418

 SHORT-TERM INVESTMENTS  0.9%
 Money Market Fund  0.9%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       491,557       492

 Total Short-Term Investments (Cost  $492)                           492

 Total Investments in Securities
 99.6% of Net Assets (Cost $51,281)                                $ 54,910


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company - See Note 3

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Institutional Large-Cap Growth Fund Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Growth Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $51,281,000. Net unrealized gain aggregated $3,629,000 at period-end, of which $5,137,000 related to appreciated investments and $1,508,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $4,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $492,000 and $461,000, respectively.



 T. Rowe Price Institutional Large-Cap Core Growth Fund
 Unaudited                                                      March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares       Value
 (Cost and value in $ 000s)

 COMMON STOCKS  99.1%
 CONSUMER DISCRETIONARY  13.2%
 Automobiles  1.0%
 Harley-Davidson                                       5,400         312

                                                                     312

 Hotels, Restaurants & Leisure  2.2%
 Carnival                                              7,750         401

 International Game Technology                         10,800        288

                                                                     689

 Internet & Catalog Retail  0.6%
 eBay *                                                5,500         205

                                                                     205

 Media  4.9%
 Comcast, Class A *                                    8,000         267

 Disney                                                4,500         129

 Omnicom                                               1,500         133

 Scripps, Class A                                      4,200         205

 Time Warner *                                         20,300        356

 Viacom, Class B                                       12,300        429

                                                                     1,519

 Multiline Retail  2.1%
 Kohl's *                                              3,700         191

 Target                                                9,400         470

                                                                     661

 Specialty Retail  2.4%
 Best Buy                                              4,850         262

 Home Depot                                            12,500        478

                                                                     740

 Total Consumer Discretionary                                        4,126

 CONSUMER STAPLES  6.2%
 Beverages  1.5%
 Coca-Cola                                             4,150         173

 PepsiCo                                               5,750         305

                                                                     478

 Food & Staples Retailing  2.0%
 CVS                                                   2,800         148

 Wal-Mart                                              9,740         488

                                                                     636

 Household Products  1.1%
 Procter & Gamble                                      6,400         339

                                                                     339

 Personal Products  0.7%
 Estee Lauder, Class A                                 1,100         50

 Gillette                                              3,000         151

                                                                     201

 Tobacco  0.9%
 Altria Group                                          4,500         294

                                                                     294

 Total Consumer Staples                                              1,948

 ENERGY  5.3%
 Energy Equipment & Services  3.7%
 Baker Hughes                                          8,500         378

 Schlumberger                                          6,650         469

 Smith International                                   4,600         288

                                                                     1,135

 Oil & Gas  1.6%
 ExxonMobil                                            8,500         507

                                                                     507

 Total Energy                                                        1,642

 FINANCIALS  22.0%
 Capital Markets  8.6%
 Bank of New York                                      3,300         96

 Charles Schwab                                        11,300        119

 Franklin Resources                                    4,950         340

 Goldman Sachs                                         2,750         302

 Legg Mason                                            4,450         348

 Mellon Financial                                      10,000        285

 Merrill Lynch                                         5,100         289

 Morgan Stanley                                        3,400         195

 Northern Trust                                        4,200         182

 State Street                                          12,300        538

                                                                     2,694

 Commercial Banks  2.7%
 Bank of America                                       7,600         335

 U.S. Bancorp                                          6,900         199

 Wells Fargo                                           5,000         299

                                                                     833

 Consumer Finance  2.3%
 American Express                                      7,650         393

 SLM Corporation                                       6,400         319

                                                                     712

 Diversified Financial Services  3.5%
 Citigroup                                             24,400        1,096

                                                                     1,096

 Insurance  4.0%
 American International Group                          11,050        612

 Hartford Financial Services                           3,800         261

 Marsh & McLennan                                      7,050         214

 St. Paul Companies                                    4,644         171

                                                                     1,258

 Thrifts & Mortgage Finance  0.9%
 Freddie Mac                                           4,400         278

                                                                     278

 Total Financials                                                    6,871

 HEALTH CARE  16.4%
 Biotechnology  2.4%
 Amgen *                                               8,030         467

 Biogen IDEC *                                         3,100         107

 Genentech *                                           2,900         164

                                                                     738

 Health Care Equipment & Supplies  2.5%
 Biomet                                                4,400         160

 Boston Scientific *                                   2,800         82

 Medtronic                                             7,500         382

 St. Jude Medical *                                    2,400         86

 Stryker                                               1,900         85

                                                                     795

 Health Care Providers & Services  5.7%
 UnitedHealth Group                                    12,100        1,154

 WellPoint *                                           5,000         627

                                                                     1,781

 Pharmaceuticals  5.8%
 Abbott Laboratories                                   5,000         233

 Eli Lilly                                             3,400         177

 Forest Laboratories *                                 1,750         65

 Johnson & Johnson                                     8,750         588

 Pfizer                                                16,400        431

 Wyeth                                                 7,550         318

                                                                     1,812

 Total Health Care                                                   5,126

 INDUSTRIALS & BUSINESS SERVICES  11.7%
 Aerospace & Defense  1.5%
 General Dynamics                                      1,200         128

 Honeywell International                               4,600         171

 Lockheed Martin                                       2,800         171

                                                                     470

 Air Freight & Logistics  1.0%
 UPS, Class B                                          4,050         295

                                                                     295

 Commercial Services & Supplies  0.7%
 Apollo Group, Class A *                               3,100         229

                                                                     229

 Industrial Conglomerates  5.5%
 GE                                                    29,100        1,049

 Tyco International                                    20,100        680

                                                                     1,729

 Machinery  3.0%
 Danaher                                               13,240        707

 Deere                                                 3,300         222

                                                                     929

 Total Industrials & Business Services                               3,652

 INFORMATION TECHNOLOGY  21.9%
 Communications Equipment  3.0%
 Cisco Systems *                                       25,200        451

 Juniper Networks *                                    3,300         73

 Nokia ADR *                                           10,900        168

 QUALCOMM                                              7,000         256

                                                                     948

 Computers & Peripherals  3.4%
 Dell *                                                16,800        646

 EMC *                                                 10,900        134

 IBM                                                   1,600         146

 Lexmark International *                               1,800         144

                                                                     1,070

 Internet Software & Services  1.1%
 IAC/InterActiveCorp *                                 5,900         131

 Yahoo! *                                              6,300         214

                                                                     345

 IT Services  2.2%
 Accenture, Class A *                                  2,300         56

 Automatic Data Processing                             3,700         166

 First Data                                            7,400         291

 Fiserv *                                              3,300         131

 Paychex                                               1,100         36

                                                                     680

 Semiconductor & Semiconductor Equipment  5.7%
 Analog Devices                                        7,750         280

 Intel                                                 19,300        448

 Linear Technology                                     2,800         107

 Maxim Integrated Products                             9,600         393

 Texas Instruments                                     9,100         232

 Xilinx                                                10,400        304

                                                                     1,764

 Software  6.5%
 Adobe Systems                                         5,600         376

 Intuit *                                              5,500         241

 Microsoft                                             44,200        1,068

 Oracle *                                              16,900        211

 VERITAS Software *                                    5,500         128

                                                                     2,024

 Total Information Technology                                        6,831

 TELECOMMUNICATION SERVICES  2.4%
 Diversified Telecommunication Services  0.2%
 Telus (Non-voting shares)                             2,200         68

                                                                     68

 Wireless Telecommunication Services  2.2%
 Nextel Communications, Class A *                      10,300        293

 Vodafone ADR                                          14,600        388

                                                                     681

 Total Telecommunication Services                                    749

 Total Common Stocks (Cost  $29,249)                                 30,945

 SHORT-TERM INVESTMENTS  0.6%
 Money Market Fund  0.6%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       185,979       186

 Total Short-Term Investments (Cost  $186)                           186

 Total Investments in Securities
 99.7% of Net Assets (Cost $29,435)                              $   31,131


 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company - See Note 3
 ADR  American Depository Receipts

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Institutional Large-Cap Core Growth Fund Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Core Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $29,435,000. Net unrealized gain aggregated $1,696,000 at period-end, of which $3,384,000 related to appreciated investments and $1,688,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $1,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $186,000 and $276,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                             SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005